Employee Benefits	12 Months Ended
Dec. 31, 2023
Employee Benefits [Abstract]
Employee Benefits
27. Employee benefits
The following table shows the employee benefits of the Group.

	At December 31,
(Euro thousands)	2023	2022
Post-employee benefits	13,596	12,543
Other long-term employee benefits	4,376	2,585

Total long-term employee benefits	17,972	15,128

The net balance of post-employee benefits as at December 31, 2023 is a liability of
€
13,596 thousand (
€
12,543 thousand as of December 31, 2022) and all the benefits are classified as defined-benefit plans.
The following table presents the changes in long-term employee benefits:

(Euro thousands)	Defined-benefit plan in Italy (TFR)	Defined-benefit plans in Austria	Other long-term employee benefits	Total
At January 1, 2022	2,997	13,019	2,448	18,464
Current service costs	61	547	546	1,154
Interest expenses	33	137	19	189
Actuarial losses in other comprehensive loss	(425)	(1,690)	(69)	(2,184)
Actuarial gains in profit or loss	—	—	(152)	(152)
Benefits paid	(305)	(1,565)	(137)	(2,007)
Contributions	—	(277)	(70)	(347)
Exchange differences	—	11	—	11

At December 31, 2022	2,361	10,182	2,585	15,128
Current service costs	26	782	127	935
Interest expenses	77	415	56	548
Actuarial gains in other comprehensive loss	12	1,653	(22)	1,643
Actuarial gains in profit or loss	—	—	(87)	(87)
Benefits paid	(186)	(1,615)	(116)	(1,917)
Contributions	—	(120)	1,833	1,713
Exchange differences	—	9	—	9

At December 31, 2023	2,290	11,306	4,376	17,972

The current service costs and interest expenses are recognized in the statement of profit or loss. The actuarial differences for other long-term employee benefits are also recognized in the statement of profit or loss.

The breakdown of the defined-benefit obligations by type of benefit plan is as follows:

	At December 31,
(Euro thousands)	2023	2022
Defined-benefit plan in Italy
- Italian leaving indemnities	2,290	2,361

Defined-benefit plans in Austria
- Severance payments	6,723	6,201
- Pensions liability	4,583	3,981

	11,306	10,182

Total defined-benefit obligations	13,596	12,543

Defined-benefit plan in Italy
Defined-benefit plan in Italy was Trattamento di Fine Rapporto (“TFR”), a legally required end-of-service allowance, paid regardless of the reason for the employee’s departure from the company.
Defined-benefit plans in Austria
These commitments include the legal requirements for entitled employees who joined the Austrian parent company before 2003 to a one-off
severance compensation payment if their employment relationship is terminated or when they retire. The amount of these payments depends on the length of service and the employee’s wages or salaries at the end of employment. These commitments include individual commitments to three former Management Board members.
As at December 31, 2023, the fair value of defined-benefit plans attributable to Group companies operating in the Austria is a net recognized commitment of
€
11.31 million (December 31, 2022:
€
10.18 million). It is detailed below:

	At December 31,
(Euro thousands)	2023	2022
Fair value of plan liabilities	12,660	11,612
Fair value of plan assets	(1,354)	(1,430)

Defined-benefit plans in Austria	11,306	10,182

The composition of the main plan assets on the reporting date is as follows:

	At December 31,
(Euro thousands)	2023	2022
Equity investments	634	666
Real estates	377	423
Bonds	127	137
Alternative investments	109	108
Liquid funds	107	96

Total plan assets	1,354	1,430

The main actuarial assumptions used are as follows:

	At December 31, 2023		At December 31, 2022
	Defined-benefit plan in Italy (TFR)	Defined-benefit plans in Austria	Defined-benefit plan in Italy (TFR)	Defined-benefit plans in Austria
Average duration of plan (years)	8.10~17.83	7.90~9.80	8.5~17.47	7.60~11.00
Discount rate	2.96%~3.67%	3.44%~3.51%	3.01%~3.86%	4.09%~4.16%
Inflation rate	1.59%~2.44%	N.A.	2.59%~4.53%	N.A.
Salary increase rate	2.50%	1.70%~8.00%	2.55%	3.00%~7.50%
For the demographic assumptions used in measuring the defined benefit liabilities, the figure used as a benchmark for the mortality rate is the standard one for each local population, broken down by age and gender, while for the staff turnover rate annual frequencies have been calculated based on the individual companies’ data.
With respect to the December 31, 2023 liability, a sensitivity analysis was performed on the main actuarial variables such as discount rate, salary changes and inflation rate. The analysis did not lead to significant changes in the liability, except for the sensitivity analysis conducted on the discount rate. A 100-basis-point decrease in the discount rate would result in a €1.64 million increase in the amount of the defined-benefit obligation as of December 31, 2023 (December 31, 2022: €1.20 million).